UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05133 )

Exact name of registrant as specified in charter: Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio

5/31/06 (Unaudited)
CORPORATE BONDS AND NOTES (41.5%)(a)

		Principal amount	Value

Basic Materials (5.1%)
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		$60,000	$52,050
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		55,000	51,837
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		122,000	103,090
AK Steel Corp. company guaranty 7 3/4s, 2012		375,000	369,375
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		170,000	186,575
Century Aluminum Co. company guaranty 7 1/2s, 2014		80,000	82,400
Chaparral Steel Co. company guaranty 10s, 2013		305,000	339,313
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	135,000	154,222
Cognis Holding GmbH & Co. 144A sr. notes 11.644s, 2015
(Germany)	EUR	100,000	132,411
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	275,000	396,094
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$65,000	59,800
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		310,000	297,600
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		405,000	409,050
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		360,000	287,100
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		352,000	377,520
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		240,000	259,800
Graphic Packaging International Corp. sr. notes 8
1/2s, 2011		55,000	55,413
Hercules, Inc. company guaranty 6 3/4s, 2029		180,000	171,000
Huntsman, LLC company guaranty 11 5/8s, 2010		97,000	107,670
Huntsman, LLC company guaranty 11 1/2s, 2012		53,000	60,288
Ineos Group Holdings PLC 144A bonds 7 7/8s, 2016
(United Kingdom)	EUR	150,000	184,554
Innophos, Inc. company guaranty 8 7/8s, 2014		$425,000	432,438
Invista 144A notes 9 1/4s, 2012		60,000	63,600
Ispat Inland ULC sec. notes 9 3/4s, 2014		300,000	335,625
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		24,000	22,560
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		150,000	135,000
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	118,138	156,656
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$290,000	324,800
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		310,000	323,175
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		160,000	178,400
Nalco Co. sr. sub. notes 9s, 2013	EUR	190,000	262,562
Nalco Co. sr. sub. notes 8 7/8s, 2013		$180,000	185,175
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)		265,000	261,688
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	50,000	65,339
NewPage Corp. sec. notes 10s, 2012		$325,000	343,688
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014
(Canada)		280,000	257,600
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		605,000	577,775
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		98,714	103,033
PQ Corp. 144A company guaranty 7 3/4s, 2013		265,000	255,394
Rockwood Specialties Group, Inc. company guaranty 7
5/8s, 2014	EUR	310,000	407,840
Smurfit Capital Funding PLC debs. 7 1/2s, 2025
(Ireland)		$90,000	83,250
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		180,000	187,650
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		17,046	16,279
Stone Container Corp. sr. notes 9 3/4s, 2011		285,000	294,263
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		115,000	102,925
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		120,000	127,800
United States Steel Corp. sr. notes 9 3/4s, 2010		154,000	165,550
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		12,983	10,257
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		23,486	18,554
			9,836,038

Capital Goods (4.4%)
Aero Invest 1 SA 144A company guaranty FRN 11.269s,
2015 (Luxembourg) (PIK)	EUR	389,647	516,988
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		$315,000	309,094
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		333,000	350,483
Allied Waste North America, Inc. sec. notes Ser. B, 5
3/4s, 2011		30,000	28,350
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		475,000	513,000
Argo-Tech Corp. sr. notes 9 1/4s, 2011		165,000	173,250
Blount, Inc. sr. sub. notes 8 7/8s, 2012		200,000	206,000
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		65,000	59,150
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		140,000	140,000
Crown Americas, LLC/Crown Americas Capital Corp. 144A
sr. notes 7 5/8s, 2013		340,000	341,700
Crown Cork & Seal Co., Inc. debs. 8s, 2023		150,000	143,250

Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 7/23/04, cost $78,000) (RES)		238,000	166,600
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		414,000	442,980
Graham Packaging Co., Inc. company guaranty 8 1/2s,
2012		35,000	35,350
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		195,000	198,900
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		300,000	309,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		20,000	19,300
Invensys PLC 144A notes 9 7/8s, 2011 (United Kingdom)		15,000	16,275
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		160,000	162,400
L-3 Communications Corp. company guaranty 7 5/8s, 2012		100,000	102,000
L-3 Communications Corp. company guaranty 6 1/8s, 2013		80,000	75,400
L-3 Communications Corp. sr. sub. notes Class B, 6
3/8s, 2015		215,000	203,175
Legrand SA debs. 8 1/2s, 2025 (France)		405,000	475,875
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		139,000	151,163
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		155,000	158,100
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		320,000	301,600
Mueller Group, Inc. sr. sub. notes 10s, 2012		230,000	251,275
Owens Brockway Glass Container Inc. company guaranty 6
3/4s, 2014	EUR	180,000	232,099
Owens-Brockway Glass company guaranty 8 7/8s, 2009		$5,000	5,169
Owens-Brockway Glass company guaranty 8 1/4s, 2013		240,000	242,400
Owens-Brockway Glass company guaranty 7 3/4s, 2011		55,000	55,688
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		157,000	166,028
Owens-Illinois, Inc. debs. 7.8s, 2018		55,000	52,938
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	275,000	375,610
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		$195,000	200,491
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		380,000	342,000
TD Funding Corp. company guaranty 8 3/8s, 2011		310,000	329,375
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		320,000	356,800
Terex Corp. company guaranty 9 1/4s, 2011		40,000	42,300
Terex Corp. company guaranty 7 3/8s, 2014		24,000	24,060
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		82,000	86,510
			8,362,126

Communication Services (3.3%)
American Cellular Corp. company guaranty 9 1/2s, 2009		45,000	46,294
American Cellular Corp. sr. notes Ser. B, 10s, 2011		420,000	450,975
American Tower Corp. sr. notes 7 1/2s, 2012		90,000	91,800
American Towers, Inc. company guaranty 7 1/4s, 2011		165,000	168,713
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		90,000	96,975
Centennial Communications Corp. sr. notes 10s, 2013		145,000	150,075
Centennial Communications Corp. sr. notes FRN 10.74s,
2013		40,000	41,700
Cincinnati Bell Telephone company guaranty 6.3s, 2028		35,000	30,275
Cincinnati Bell, Inc. company guaranty 7s, 2015		80,000	77,400
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		25,000	25,250
Cincinnati Bell, Inc. unsub. notes 7 1/4s, 2023		80,000	76,200
Citizens Communications Co. notes 9 1/4s, 2011		240,000	260,700
Citizens Communications Co. sr. notes 6 1/4s, 2013		205,000	195,775
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		165,000	173,250
Dobson Cellular Systems sec. notes 9 7/8s, 2012		160,000	172,800
Dobson Communications Corp. sr. notes FRN 9.318s, 2012		75,000	75,750
Eircom Funding company guaranty Ser. US$, 8 1/4s, 2013
(Ireland)		60,000	64,350
Horizon PCS, Inc. company guaranty 11 3/8s, 2012		40,000	45,400
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		150,000	153,000
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		230,000	196,075
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 7/8s, 2015 (Bermuda)		210,000	212,625
Intelsat Subsidiary Holding Co., Ltd. sr. notes 8
1/2s, 2013 (Bermuda)		100,000	100,375
iPCS, Inc. sr. notes 11 1/2s, 2012		70,000	79,800
IWO Holdings, Inc. sec. FRN 8.818s, 2012		25,000	25,938
Madison River Capital Corp. sr. notes 13 1/4s, 2010		41,000	42,845
Nordic Telephone Co. Holdings ApS 144A sr. notes 8
7/8s, 2016 (Denmark)		75,000	77,438
PanAmSat Corp. company guaranty 9s, 2014		335,000	347,563
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		540,000	537,300
Qwest Corp. debs. 7 1/4s, 2025		65,000	62,238
Qwest Corp. notes 8 7/8s, 2012		430,000	461,175
Qwest Corp. sr. notes 7 5/8s, 2015		150,000	152,625
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		240,000	279,600
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)		265,000	291,831
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		330,000	320,100
Rural Cellular Corp. sr. notes 9 7/8s, 2010		150,000	157,875
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		70,000	70,700
Rural Cellular Corp. 144A sr. sub. notes FRN 10.899s,
2012		50,000	52,125
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7
3/4s, 2013		175,000	174,563
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		240,000	255,900
Valor Telecommunications Enterprises, LLC/Finance
Corp. company guaranty 7 3/4s, 2015		75,000	77,250
			6,372,623

Consumer Cyclicals (10.2%)
Affinion Group, Inc. 144A bonds 11 1/2s, 2015		135,000	137,363
Affinion Group, Inc. 144A company guaranty 10 1/8s,
2013		525,000	543,375
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009		335,000	309,038

AMR Holding Co., Inc./EmCare Holding Co., Inc. sr.
sub. notes 10s, 2015		110,000	117,150
ArvinMeritor, Inc. notes 8 3/4s, 2012		85,000	85,425
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		75,000	72,188
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		105,000	104,475
Ashton Woods USA LLC/Ashton Woods Finance Co. sr. sub.
notes 9 1/2s, 2015		100,000	92,250
Associated Materials, Inc. company guaranty 9 3/4s,
2012		350,000	362,250
Autonation, Inc. 144A company guaranty 7s, 2014		40,000	39,800
Autonation, Inc. 144A company guaranty FRB 7.045s, 2013		55,000	55,550
Avis Budget Care Rental, LLC 144A sr. notes 7 3/4s,
2016		150,000	151,125
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011		95,000	99,038
Bon-Ton Stores Inc.(The) 144A sr. notes 10 1/4s, 2014		280,000	261,800
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		30,000	31,725
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		25,000	25,563
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		195,000	191,588
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		290,000	279,850
Building Materials Corp. company guaranty 8s, 2008		70,000	70,875
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		231,394	233,129
Cenveo Corp, sr. sub. notes 7 7/8s, 2013		189,000	182,385
Delco Remy International, Inc. company guaranty 11s,
2009		4,000	2,340
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		245,000	253,575
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)		115,000	96,600
Dex Media, Inc. notes 8s, 2013		85,000	86,063
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		100,000	107,000
Ford Motor Co. notes 7.45s, 2031		340,000	246,500
Ford Motor Credit Corp. bonds 7 3/8s, 2011		90,000	80,825
Ford Motor Credit Corp. notes 7 7/8s, 2010		930,000	858,042
Ford Motor Credit Corp. notes 7 3/8s, 2009		190,000	175,006
Ford Motor Credit Corp. notes 6 1/2s, 2007		265,000	264,849
General Motors Acceptance Corp. notes 7 3/4s, 2010		555,000	543,749
General Motors Acceptance Corp. notes 6 7/8s, 2012		520,000	483,357
General Motors Acceptance Corp. notes 6 3/4s, 2014		375,000	340,410
General Motors Acceptance Corp. notes 5 1/8s, 2008		135,000	127,867
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		270,000	254,815
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
7.491s, 2012		39,000	39,488
Goodman Global Holding Co., Inc. sr. sub. notes 7
7/8s, 2012		115,000	112,700
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007		60,000	60,450
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		60,000	58,050
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		420,000	427,350
Harry & David Holdings, Inc. company guaranty 9s, 2013		75,000	69,000
Hertz Corp. 144A sr. notes 8 7/8s, 2014		185,000	192,400
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		215,000	215,538
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		405,000	427,275
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		75,000	75,188
Jacuzzi Brands, Inc. sec. notes 9 5/8s, 2010		100,000	107,000
Jostens IH Corp. company guaranty 7 5/8s, 2012		500,000	491,250
K. Hovnanian Enterprises, Inc. company guaranty 8
7/8s, 2012		130,000	133,900
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		25,000	22,963
KB Home sr. sub. notes 9 1/2s, 2011		2,000	2,095
Lamar Media Corp. company guaranty 7 1/4s, 2013		130,000	128,863
Lear Corp. company guaranty Ser. B, 8.11s, 2009		145,000	141,375
Lear Corp. sr. notes 8 1/8s, 2008	EUR	35,000	45,894
Levi Strauss & Co. sr. notes 9 3/4s, 2015		$253,000	261,223
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016		145,000	142,463
Mail-Well I Corp. company guaranty 9 5/8s, 2012		180,000	192,150
Meritage Homes Corp. company guaranty 6 1/4s, 2015		75,000	66,375
Meritor Automotive, Inc. notes 6.8s, 2009		26,000	25,350
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		95,000	100,225
MGM Mirage, Inc. company guaranty 6s, 2009		280,000	276,150
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,000	1,965
Mirage Resorts, Inc. debs. 7 1/4s, 2017		55,000	54,175
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		70,000	53,200
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015		450,000	468,563
NTK Holdings, Inc. sr. disc. notes zero %, 2014		335,000	252,925
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		100,000	102,500
Park Place Entertainment Corp. sr. notes 7s, 2013		165,000	169,984
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		278,000	291,205
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015		65,000	62,156
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		175,000	177,625
Ply Gem Industries, Inc. sr. sub. notes 9s, 2012		40,000	37,700
PRIMEDIA, Inc. sr. notes 8s, 2013		330,000	297,000
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		85,000	77,988
R.H. Donnelley Corp. 144A sr. disc. notes 6 7/8s, 2013		70,000	64,050
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013		145,000	132,675
R.H. Donnelley Corp. 144A sr. notes Ser. A-3, 8 7/8s,
2016		195,000	196,463
Reader's Digest Association, Inc. (The) sr. notes 6
1/2s, 2011		440,000	427,900
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009		158,000	172,220
Samsonite Corp. sr. sub. notes 8 7/8s, 2011		335,000	349,238
Schuler Homes, Inc. company guaranty 10 1/2s, 2011		104,000	109,850
Scientific Games Corp. company guaranty 6 1/4s, 2012		175,000	168,438
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		260,000	270,400
Standard Pacific Corp. sr. notes 7s, 2015		115,000	104,075
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012		95,000	100,463

Starwood Hotels & Resorts Worldwide, Inc. debs. 7
3/8s, 2015	120,000	123,300
Station Casinos, Inc. sr. notes 6s, 2012	383,000	366,723
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	120,000	115,950
Technical Olympic USA, Inc. company guaranty 10 3/8s,
2012	75,000	76,125
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	175,000	175,875
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	275,000	302,500
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	300,000	306,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	460,000	462,300
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	345,000	338,100
TRW Automotive Inc. sr. notes 9 3/8s, 2013	245,000	263,988
TRW Automotive Inc. sr. sub. notes 11s, 2013	185,000	204,888
United Auto Group, Inc. company guaranty 9 5/8s, 2012	275,000	290,469
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	446,000	437,638
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	160,000	129,600
WCI Communities, Inc. company guaranty 9 1/8s, 2012	201,000	196,226
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	365,000	346,294
		19,460,389

Consumer Staples (6.6%)
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)	20,000	9,350
Adelphia Communications Corp. sr. notes Ser. B, 9
7/8s, 2007 (In default) (NON)	235,000	110,450
Affinity Group, Inc. sr. sub. notes 9s, 2012	360,000	356,400
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	29,000	27,043
AMC Entertainment, Inc. 144A company guaranty 11s, 2016	125,000	135,000
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015
(United Kingdom)	75,000	76,500
Atlantic Broadband Finance, LLC company guaranty 9
3/8s, 2014	285,000	272,175
Brand Services, Inc. company guaranty 12s, 2012	309,000	352,260
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014	195,000	191,344
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	100,000	99,000
CCH I, LLC secd. notes 11s, 2015	692,000	589,930
CCH II 144A sr. notes 10 1/4s, 2010	430,000	427,850
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	280,000	279,300
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	123,500
Cinemark USA, Inc. sr. sub. notes 9s, 2013	80,000	85,200
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	325,000	254,719
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	115,000	117,875
Constellation Brands, Inc. sr. sub. notes Ser. B, 8
1/8s, 2012	10,000	10,350
CSC Holdings, Inc. debs. 7 5/8s, 2018	50,000	49,750
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	3,000	3,075
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	255,000	256,275
CSC Holdings, Inc. sr. sub. debs. 10 1/2s, 2016	130,000	136,825
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012	205,000	200,644
Dean Foods Co. company guaranty 7s, 2016	240,000	235,200
Dean Foods Co. sr. notes 6 5/8s, 2009	215,000	215,000
Del Monte Corp. company guaranty 6 3/4s, 2015	105,000	99,488
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	270,000	281,475
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	690,000	648,600
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	185,000	195,869
Doane Pet Care Co. sr. sub. notes 10 5/8s, 2015	350,000	435,166
Domino's, Inc. sr. sub. notes 8 1/4s, 2011	106,000	109,180
Echostar DBS Corp. company guaranty 6 5/8s, 2014	210,000	198,450
Echostar DBS Corp. sr. notes 6 3/8s, 2011	500,000	480,000
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	155,000	155,000
Gray Television, Inc. company guaranty 9 1/4s, 2011	87,000	91,350
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	150,000	145,875
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)	75,000	69,750
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	205,000	190,138
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	165,000	153,038
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)	185,000	131,813
Nutro Products, Inc. 144A sr. notes FRN 9.23s, 2013	80,000	81,000
Paxson Communications Corp. 144A sec. FRN 11.318s, 2013	95,000	96,069
Paxson Communications Corp. 144A sr. sec. notes FRN
8.318s, 2012	120,000	122,400
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	375,000	368,438
Playtex Products, Inc. sec. notes 8s, 2011	400,000	419,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	342,000	343,710
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	205,000	217,300
Rainbow National Services, LLC 144A sr. sub. debs. 10
3/8s, 2014	200,000	223,500
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	230,000	195,500
Rite Aid Corp. company guaranty 9 1/2s, 2011	130,000	135,850
Rite Aid Corp. company guaranty 7 1/2s, 2015	105,000	102,375
Sbarro, Inc. company guaranty 11s, 2009	210,000	212,100
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	55,000	53,900
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	180,000	170,100
Six Flags, Inc. sr. notes 8 7/8s, 2010	138,000	136,965
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	445,000	361,563
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	100,000	87,000
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	105,000	100,800

United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	24,000	23,520
United Rentals NA, Inc. sr. sub. notes 7s, 2014	230,000	216,200
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	290,000	295,800
Universal City Florida Holding Co. sr. notes FRN
9.899s, 2010	107,000	110,478
Warner Music Group sr. sub. notes 7 3/8s, 2014	125,000	123,750
Young Broadcasting, Inc. company guaranty 10s, 2011	374,000	338,470
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	85,000	71,400
		12,607,395

Energy (3.6%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	340,000	329,800
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	92,000	95,220
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015	145,000	146,813
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	240,000	235,200
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	60,000	61,350
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	190,000	194,275
Chesapeake Energy Corp. sr. notes 7s, 2014	250,000	249,063
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	195,000	190,125
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	120,000	115,500
Delta Petroleum Corp. company guaranty 7s, 2015	485,000	443,775
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	100,000	101,250
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	27,000	27,135
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	60,000	55,050
Encore Acquisition Co. sr. sub. notes 6s, 2015	213,000	190,103
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	235,000	229,125
Forest Oil Corp. company guaranty 7 3/4s, 2014	100,000	102,000
Forest Oil Corp. sr. notes 8s, 2011	135,000	140,063
Forest Oil Corp. sr. notes 8s, 2008	94,000	95,880
Hanover Compressor Co. sr. notes 9s, 2014	90,000	95,625
Hanover Compressor Co. sr. notes 8 5/8s, 2010	60,000	61,800
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	40,000	41,600
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	365,000	356,788
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	485,000	457,113
KCS Energy, Inc. sr. notes 7 1/8s, 2012	85,000	85,213
Massey Energy Co. sr. notes 6 5/8s, 2010	335,000	335,000
Newfield Exploration Co. sr. notes 7 5/8s, 2011	150,000	153,750
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	210,000	201,075
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	95,000	94,763
Peabody Energy Corp. sr. notes 5 7/8s, 2016	180,000	168,750
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014	205,000	202,438
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012	190,000	198,550
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	185,000	174,825
Pride International, Inc. sr. notes 7 3/8s, 2014	400,000	409,000
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	135,000	128,925
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014	210,000	210,525
Whiting Petroleum Corp. company guaranty 7s, 2014	575,000	554,875
		6,932,342

Financial (0.2%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	60,000	60,600
E*Trade Finance Corp. sr. notes 8s, 2011	230,000	238,050
Finova Group, Inc. notes 7 1/2s, 2009	222,600	71,789
		370,439

Health Care (2.6%)
Athena Neurosciences Finance, LLC company guaranty 7
1/4s, 2008	355,000	353,225
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	408,000	391,170
DaVita, Inc. company guaranty 6 5/8s, 2013	290,000	278,763
HCA, Inc. debs. 7.19s, 2015	82,000	81,304
HCA, Inc. notes 6 3/8s, 2015	65,000	61,576
HCA, Inc. sr. notes 6.95s, 2012	70,000	69,345
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes 8
3/4s, 2014	80,000	80,900
Insight Health Services Corp. company guaranty FRB
10.399s, 2011	305,000	274,881
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	36,000	32,580
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	95,000	92,150
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	155,000	146,475
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	360,000	362,700
Select Medical Corp. company guaranty 7 5/8s, 2015	290,000	258,825
Service Corporation International notes 6 1/2s, 2008	35,000	34,913
Service Corporation International notes Ser. *, 7.7s,
2009	41,000	41,513
Service Corporation International sr. notes 6 3/4s,
2016	180,000	168,750
Service Corporation International 144A sr. notes 7
1/4s, 2017	65,000	61,750
Stewart Enterprises, Inc. 144A sr. notes 7 3/4s, 2013	340,000	317,900
Tenet Healthcare Corp. notes 7 3/8s, 2013	265,000	245,125
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	245,000	249,288
Triad Hospitals, Inc. sr. notes 7s, 2012	165,000	163,556
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	300,000	290,625
Universal Hospital Services, Inc. sr. notes 10 1/8s,
2011 (Canada)	100,000	105,000

US Oncology, Inc. company guaranty 9s, 2012	160,000	167,600
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	395,000	404,875
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	65,000	71,825
Ventas Realty LP/Capital Corp. company guaranty 6
3/4s, 2010 (R)	75,000	75,281
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	50,000	48,875
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	80,000	77,400
		5,008,170

Technology (2.1%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	168,000	173,460
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	184,000	167,440
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s,
2016	95,000	91,200
Avago Technologies Finance 144A sr. notes 10 1/8s,
2013 (Singapore)	120,000	128,400
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	85,000	85,213
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	145,000	143,913
Freescale Semiconductor, Inc. sr. notes Ser. B, 7
1/8s, 2014	210,000	214,200
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	355,000	364,763
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	390,000	362,700
Lucent Technologies, Inc. debs. 6.45s, 2029	225,000	196,031
Lucent Technologies, Inc. notes 5 1/2s, 2008	50,000	48,750
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	90,000	79,200
Sensata Technologies BV 144A 8s, 2014 (Netherlands)	95,000	93,575
Serena Software, Inc. 144A sr. sub. notes 10 3/8s, 2016	40,000	41,800
Solectron Corp. 144A sr. sub. notes 8s, 2016	175,000	175,875
SunGard Data Systems, Inc. 144A sr. sub. notes 10
1/4s, 2015	256,000	267,520
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013	426,000	446,768
UGS Corp. company guaranty 10s, 2012	350,000	379,750
Unisys Corp. sr. notes 8s, 2012	140,000	131,425
Xerox Capital Trust I company guaranty 8s, 2027	175,000	178,719
Xerox Corp. company guaranty 9 3/4s, 2009	3,000	3,244
Xerox Corp. sr. notes 7 5/8s, 2013	96,000	98,400
Xerox Corp. sr. notes 6 7/8s, 2011	185,000	186,850
Xerox Corp. sr. notes 6.4s, 2016	5,000	4,775
		4,063,971

Transportation (0.3%)
CalAir, LLC/CalAir Capital Corp. company guaranty 8
1/8s, 2008	230,000	219,650
Kansas City Southern Railway Co. company guaranty 9
1/2s, 2008	300,000	314,250
Kansas City Southern Railway Co. company guaranty 7
1/2s, 2009	40,000	40,200
		574,100

Utilities & Power (3.1%)
AES Corp. (The) sr. notes 8 7/8s, 2011	22,000	23,375
AES Corp. (The) sr. notes 8 3/4s, 2008	14,000	14,595
AES Corp. (The) 144A sec. notes 9s, 2015	175,000	188,563
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	240,000	258,600
ANR Pipeline Co. debs. 9 5/8s, 2021	180,000	214,368
CMS Energy Corp. sr. notes 8.9s, 2008	60,000	62,550
CMS Energy Corp. sr. notes 8 1/2s, 2011	70,000	73,850
CMS Energy Corp. sr. notes 7 3/4s, 2010	40,000	41,000
Colorado Interstate Gas Co. debs. 6.85s, 2037	95,000	95,830
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	30,000	28,021
Copano Energy, LLC. 144A sr. notes 8 1/8s, 2016	80,000	82,000
Dynegy Holdings, Inc. 144A sr. unsecd. notes 8 3/8s,
2016	190,000	189,050
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	90,000	91,688
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	125,000	128,594
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	75,000	74,250
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	90,000	89,100
El Paso Corp. sr. notes 8.05s, 2030	115,000	114,713
El Paso Corp. sr. notes 7 3/8s, 2012	90,000	90,450
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	85,000	82,981
El Paso Natural Gas Co. debs. 8 5/8s, 2022	40,000	44,051
El Paso Production Holding Co. company guaranty 7
3/4s, 2013	360,000	367,200
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	280,000	285,600
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	155,000	148,413
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	280,000	299,600
Mirant North America, LLC 144A sr. notes 7 3/8s, 2013	230,000	227,125
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	155,000	174,956
Monongahela Power Co. 1st mtge. 6.7s, 2014	90,000	93,232
Nevada Power Co. 2nd mtge. 9s, 2013	62,000	67,767
Northwestern Corp. sec. notes 5 7/8s, 2014	465,000	454,737
NRG Energy, Inc. sr. notes 7 3/8s, 2016 (acquired
1/26/06, cost $480,000)	480,000	480,600
Orion Power Holdings, Inc. sr. notes 12s, 2010	125,000	140,938
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	110,000	111,740
SEMCO Energy, Inc. 144A sr. notes 7 3/4s, 2013	145,000	147,356
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	35,000	34,723
Sierra Pacific Resources sr. notes 8 5/8s, 2014	165,000	177,735

Teco Energy, Inc. notes 7.2s, 2011	35,000	36,006
Teco Energy, Inc. notes 7s, 2012	60,000	61,200
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	10,000
Tennessee Gas Pipeline Co. debs. 7s, 2028	15,000	14,283
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	40,000	41,295
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	150,000	152,438
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)	140,000	145,950
Utilicorp United, Inc. sr. notes 9.95s, 2011	95,000	106,163
Williams Cos., Inc. (The) notes 8 3/4s, 2032	30,000	33,600
Williams Cos., Inc. (The) notes 8 1/8s, 2012	35,000	37,100
Williams Cos., Inc. (The) notes 7 5/8s, 2019	50,000	51,625
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	65,000	64,188
		5,953,199

Total corporate bonds and notes (cost $80,113,084)		$79,540,792

CONVERTIBLE PREFERRED STOCKS (35.4%)(a)
	Shares	Value

Banking (3.0%)
Marshall & Ilsley Corp. $1.625 cv. pfd.	58,500	$1,556,100
Sovereign Capital Trust IV $2.188 cv. pfd.	46,000	2,110,250
Washington Mutual Capital Trust I $2.688 cum. cv. pfd.	38,400	2,171,520
		5,837,870

Basic Materials (3.0%)
Freeport-McMoRan Copper & Gold, Inc. 5.50% cv. pfd.	1,900	2,382,363
Huntsman Corp. $2.50 cv. pfd.	25,500	1,061,438
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (S)	101,920	2,280,460
		5,724,261

Capital Goods (4.0%)
Allied Waste Industries Ser. D, 6.25% cv. pfd.	4,060	1,338,278
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	31,900	4,147,000
Owens-Illinois, Inc. $2.375 cv. pfd.	63,770	2,208,036
		7,693,314

Communication Services (2.0%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd. (S)	35,300	1,503,780
Crown Castle International Corp. $3.125 cum. cv. pfd.	42,014	2,279,260
		3,783,040

Consumer Cyclicals (3.9%)
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	24,100	1,096,550
Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.	66,700	1,934,300
General Motors Corp. Ser. A, $1.13 cv. pfd. (S)	141,300	3,391,200
Interpublic Group of Companies, Inc. 144A Ser. B,
5.25% cum. cv. pfd	1,018	953,103
		7,375,153

Consumer Staples (1.6%)
Rite Aid Corp. $1.375 cum. cv. pfd.	20,800	520,416
Six Flags, Inc. $1.813 cum. cv. pfd.	63,200	1,477,300
Universal Corp. 6.75% cv. pfd.	1,070	1,044,588
		3,042,304

Energy (2.0%)
Chesapeake Energy Corp. Ser. *, $4.50 cum. cv. pfd	21,700	2,018,100
Hanover Compressor Capital Trust $3.625 cum. cv. pfd.	32,000	1,736,000
		3,754,100

Financial (1.0%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	20	1,891,358

Health Care (1.4%)
Schering-Plough Corp. $3.00 cv. pfd.	55,300	2,771,913

Insurance (3.1%)
Aspen Insurance Holdings, Ltd. $2.813 cv. pfd.
(Bermuda)	20,000	960,000
Chubb Corp. (The) $1.75 cv. pfd.	55,500	1,970,250
Conseco, Inc. $1.38 cum. cv. pfd.	58,300	1,668,838
IPC Holdings, Ltd. 7.25% cv. pfd. (Bermuda)	18,500	453,250
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)	34,500	944,438
		5,996,776

Investment Banking/Brokerage (1.7%)
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.	21,500	1,007,813
Lehman Brothers Holdings, Inc. $1.563 cv. pfd. (S)	40,190	1,080,106
Merrill Lynch & Co., Inc. Ser. JNC, 6.75% cv. pfd.	30,260	1,202,079
		3,289,998

Real Estate (1.8%)
FelCor Lodging Trust, Inc. Ser. A, $1.95 cum. cv. pfd.

(R)	99,200	2,430,400
Simon Property Group, Inc. $3.00 cv. pfd.	15,100	1,007,925
		3,438,325

Technology (1.9%)
Lucent Technologies Capital Trust 1 7.75% cum. cv. pfd.	2,100	2,117,588
Xerox Corp. $6.25 cv. pfd.	12,700	1,443,038
		3,560,626

Utilities & Power (5.0%)
El Paso Corp. 144A 4.99% cv. pfd.	1,300	1,753,375
El Paso Energy Capital Trust I $2.375 cv. pfd.	38,950	1,421,675
Entergy Corp. $3.813 cv. pfd.	40,900	2,050,113
Great Plains Energy, Inc. $2.00 cum. cv. pfd. (S)	80,000	1,880,000
NRG Energy, Inc. 5.75% cv. pfd. (acquired from 1/25/06
to 1/26/06, cost $1,026,710) (RES)	4,100	1,037,300
Southern Union Co. $2.50 cv. pfd.	30,700	1,515,813
		9,658,276

Total convertible preferred stocks (cost $64,726,285)		$67,817,314

CONVERTIBLE BONDS AND NOTES (18.5%)(a)

	Principal amount	Value

Capital Goods (0.1%)
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	$240,000	$248,700

Communication Services (0.5%)
Charter Communications, Inc. 144A cv. sr. notes 5
7/8s, 2009	1,300,000	940,875

Conglomerates (1.2%)
GenCorp, Inc. cv. sub. notes 5 3/4s, 2007	2,030,000	2,210,163

Consumer Cyclicals (4.5%)
ArvinMeritor, Inc. 144A cv. unsec. sr. notes
stepped-coupon 4 5/8s (zero%, 3/1/16) 2026 (STP)	1,040,000	1,094,600
Mediacom Communications Corp. cv. sr. notes 5 1/4s,
2006	1,050,000	1,048,688
MeriStar Hospitality Corp. cv. sr. sub. notes 9 1/2s,
2010 (R)	1,730,000	1,835,963
Pier 1 Imports, Inc. 144A cv. sr. unsub. notes
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)	1,541,000	1,487,065
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	2,055,000	1,790,419
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	420,000	368,025
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	980,000	995,925
		8,620,685

Consumer Staples (2.2%)
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero%, 3/15/13) 2035 (STP)	6,170,000	2,336,888
Rite Aid Corp. cv. notes 4 3/4s, 2006	1,660,000	1,649,625
Rite Aid Corp. 144A cv. notes 4 3/4s, 2006	264,000	262,350
		4,248,863

Energy (0.5%)
McMoran Exploration Co. cv. sr. notes 6s, 2008	690,000	900,450

Financial (0.6%)
Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023	1,300,000	1,137,500

Health Care (0.9%)
Connetics Corp. cv. sr. notes 2s, 2015	1,300,000	1,108,250
EPIX Medical, Inc. cv. sr. notes 3s, 2024	900,000	574,875
Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035	30,000	33,413
		1,716,538

Technology (6.1%)
Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009	980,000	967,750
Amkor Technologies, Inc. cv. sub. notes 5 3/4s, 2006	1,400,000	1,400,000
Cray, Inc. cv. sr. sub. notes 3s, 2024	1,400,000	1,067,500
Fairchild Semiconductor International, Inc. cv.
company guaranty 5s, 2008	980,000	965,300
Kulicke & Soffa Industries, Inc. cv. sub. notes 0
1/2s, 2008	2,050,000	1,706,625
Lucent Technologies, Inc. cv. debs. Ser. B, 2 3/4s,
2025	450,000	457,313
Mentor Graphics Corp. cv. sub. notes FRN 6.81s, 2023	1,700,000	1,646,960
ON Semiconductor Corp. 144A cv. bonds zero %, 2024	1,500,000	1,260,000
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	200,000	151,750
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	2,800,000	2,124,500
		11,747,698

Transportation (1.3%)
Continental Airlines, Inc. cv. sr. unsub. notes 4
1/2s, 2007	1,200,000	1,176,000

Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025			1,500,000	1,336,875
				2,512,875

Utilities & Power (0.6%)
XCEL Energy, Inc. 144A cv. notes 7 1/2s, 2007			720,000	1,109,700

Total convertible bonds and notes (cost $34,120,658)				$35,394,047

UNITS (1.1%)(a)
			Units	Value

Hercules, Inc. cv.sub.debs Units, 6.50%, 2029			2,020	$1,636,200
XCL, Ltd. Equity Units (F)			406	434,286

Total units (cost $2,205,238)				$2,070,486

COMMON STOCKS (0.9%)(a)
			Shares	Value

Coinmach Service Corp. IDS (Income Deposit Securities)
(S)			20,266	$346,954
Compass Minerals International, Inc.			147	3,746
Contifinancial Corp. Liquidating Trust Units			574,207	179
Crown Castle International Corp. (NON)			309	9,817
Dobson Communications Corp. (NON)			338	2,903
HCA, Inc.			2,865	127,349
Knology, Inc. (NON)			32	286
Legrand SA (France)			3,943	115,611
Playtex Products, Inc. (NON) (S)			12,585	144,728
Samsonite Corp. (NON)			155,734	171,307
Sterling Chemicals, Inc. (NON)			50	638
Sun Healthcare Group, Inc. (NON)			202	1,658
Texas Industries, Inc.			16,617	813,734
USA Mobility, Inc.			56	1,136
VS Holdings, Inc. (NON)			28,292	1
WHX Corp. (NON)			3,964	36,667

Total common stocks (cost $2,576,271)				$1,776,714

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Argentina (Republic of) FRB 4.889s, 2012			$196,875	$180,833
Philippines (Republic of) bonds 9 1/2s, 2024			15,000	17,235

Total foreign government bonds and notes (cost $197,318)				$198,068

PREFERRED STOCKS (--%)(a)
			Shares	Value

Paxson Communications Corp. 14.25% cum. pfd. (PIK)			5	$42,750
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			43	52,890

Total preferred stocks (cost $75,612)				$95,640

WARRANTS (--%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$0.01	270	$3
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR 0.0001	119	3,332
Ubiquitel, Inc. 144A	4/15/10	$22.74	420	4

Total warrants (cost $28,984)				$3,339

SHORT-TERM INVESTMENTS (6.2%)(a)
			Principal	Value
			amount/shares

Putnam Prime Money Market Fund (e)			4,019,600	$4,019,600
Short-term investments held as collateral for loaned
securities with yields ranging from 4.90% to 5.19% and
due dates ranging from June 1, 2006 to June 29, 2006
(d)			$7,810,203	7,798,362

Total short-term investments (cost $11,817,962)				$11,817,962

TOTAL INVESTMENTS

Total investments (cost $195,861,412) (b)				$198,714,362

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/06 (aggregate face value $2,908,771) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$3,113,572	$2,908,771	6/21/06	$(204,801)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/06 (Unaudited)
			Fixed payments	Unrealized
Swap counterparty /	Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	$100,000	6/20/11	365 bp	$(2,857)

Citibank, N.A.
Ford Motor Co., 7.45%, 7/16/31	80,000	6/20/07	620 bp	1,479

Lear Corp., 8.11%, 5/15/09	60,000	6/20/08	845 bp	5,789

Visteon Corp., 7%, 3/10/14	100,000	6/20/09	535 bp	(266)

Deutsche Bank AG
Ford Motor Co., 7.45%, 7/16/31	112,000	6/20/07	595 bp	1,735

Lear Corp., 8.11%, 5/15/09	200,000	6/20/08	860 bp	19,896

Visteon Corp., 7%, 3/10/14	100,000	6/20/09	535 bp	(266)

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%, 7/16/31	80,000	6/20/07	630 bp	1,621

Visteon Corp., 7%, 3/10/14	60,000	6/20/09	545 bp	(12)

Goldman Sachs International
One of the underlying securities in the basket of BB CMBS securities	108,000	(a)	2.461%	5,253

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	60,000	6/20/11	365 bp	(1,720)

Ford Motor Co., 7.45%, 7/16/31	80,000	6/20/07	635 bp	1,664

Ford Motor Co., 7.45%, 7/16/31	100,000	6/20/07	665 bp	2,423

Visteon Corp., 7%, 3/10/14	40,000	6/20/09	530 bp	(155)

Lehman Brothers Special Financing, Inc.
General Motors Corp., 7 1/8%,7/15/13	200,000	12/20/06	750 bp	(853)

Total				$33,731

* Payments related to the reference debt are made upon a credit default event.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $191,482,364.

(b) The aggregate identified cost on a tax basis is $195,900,818, resulting in gross unrealized appreciation and depreciation of $9,885,323 and $7,071,779, respectively, or net unrealized appreciation of $2,813,544.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at May 31, 2006.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2006 was $1,203,900 or 0.6% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At May 31, 2006, the value of securities loaned amounted to $7,594,619. The fund received cash collateral of $7,798,362 which is pooled with collateral of other Putnam funds into 27 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $176,528 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $52,468,115 and $54,007,985, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At May 31, 2006, liquid assets totaling $1,547,611 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2006.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006